Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

9.  SUBSEQUENT EVENTS

During the period from January 1, 2015 to March 20, 2015, contributions of $7,494,094 were made to the Partnership and withdrawals of $567,792 were made from the Partnership. The General Partner has performed its evaluation of subsequent events through March 20, 2015, the date the financial statements were issued. Based on such evaluation, no further events were discovered that required disclosure or adjustment to the financial statements.